Quarterly Holdings Report
for

Fidelity® Maryland Municipal Income Fund

November 30, 2019

SMD-QTLY-0120
1.810710.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
District Of Columbia - 1.1%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,447,220
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	300,000	345,252
Maryland - 96.7%
Anne Arundel County Gen. Oblig.:
Series 2013, 5% 4/1/21	$2,825,000	$2,969,781
Series 2014, 5% 4/1/25	2,140,000	2,479,682
Series 2015:
5% 4/1/30	6,795,000	8,037,803
5% 4/1/33	5,895,000	6,934,465
5% 4/1/33	2,585,000	3,040,813
Series 2018, 5% 10/1/35	6,400,000	7,893,056
Series 2019, 5% 10/1/48	1,000,000	1,246,940
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,768,320
Baltimore County Gen. Oblig.:
Series 2010, 4% 8/1/24	3,000,000	3,056,700
Series 2016, 5% 2/1/29	1,310,000	1,581,367
Series 2017, 5% 3/1/29	3,400,000	4,214,912
Series 2019, 4% 11/1/33	1,805,000	2,132,391
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	1,650,000	1,824,785
Series 2013 B, 5% 10/15/24	1,875,000	2,076,769
Series 2015:
5% 6/15/23	350,000	394,041
5% 6/15/24	500,000	577,620
Series 2017 A:
5% 10/15/34	2,000,000	2,466,400
5% 10/15/36	1,000,000	1,227,200
5% 10/15/37	1,000,000	1,219,750
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2014 C:
5% 7/1/27	2,325,000	2,725,853
5% 7/1/34	1,285,000	1,492,001
Series 2014 D, 5% 7/1/28	2,750,000	3,230,535
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	185,750
Series 2014 A:
5% 7/1/28	2,825,000	3,309,572
5% 7/1/33	3,000,000	3,472,260
Series 2014 B, 5% 7/1/28	1,580,000	1,853,561
Series 2019 A, 4% 7/1/49	2,500,000	2,780,775
Series 2017 D, 5% 7/1/31	5,260,000	6,408,258
City of Westminster Series 2016, 5% 11/1/31	1,000,000	1,147,230
Howard County Gen. Oblig. Series 2017 E, 5% 2/15/27	1,850,000	2,311,723
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2018, 5% 10/1/21	2,000,000	2,141,480
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	2,277,739
(Term. Proj.) Series 2019 A:
5% 6/1/44 (a)	500,000	595,970
5% 6/1/49 (a)	1,000,000	1,185,750
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/31 (a)	1,950,000	2,256,384
5% 3/31/36 (a)	2,500,000	2,856,075
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/27 (a)	200,000	242,082
5% 7/1/28 (a)	630,000	773,237
5% 7/1/29 (a)	585,000	727,488
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	411,145
5% 7/1/28	305,000	362,413
5% 7/1/29	185,000	218,992
5% 7/1/30	250,000	294,585
5% 7/1/31	300,000	352,344
5% 7/1/32	325,000	380,221
5% 7/1/36	500,000	579,100
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	423,024
5% 7/1/29 (FSA Insured)	700,000	842,709
(Univ. of Maryland, College Park Projs.) 5% 6/1/43 (FSA Insured)	575,000	669,524
Maryland Gen. Oblig. 1st Series, 5% 3/15/32	2,000,000	2,568,580
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	500,000	609,670
5% 7/1/30	850,000	1,027,098
5% 7/1/31	1,400,000	1,686,118
5% 7/1/32	290,000	347,901
Series 2012 A:
5% 7/1/23	400,000	438,068
5% 7/1/25	1,000,000	1,090,640
5% 7/1/25	1,120,000	1,215,110
5% 7/1/26	300,000	324,558
5% 10/1/30	750,000	816,713
Series 2012:
5% 7/1/23	850,000	929,985
5% 7/1/24	1,100,000	1,202,927
5% 7/1/26	1,080,000	1,169,543
5% 7/1/26	1,400,000	1,529,878
5% 7/1/27	300,000	327,192
5% 7/1/31	2,500,000	2,686,075
Series 2013 A:
5% 7/1/26	1,045,000	1,136,385
5% 7/1/27	1,185,000	1,287,052
5% 8/15/41	3,000,000	3,298,260
5% 7/1/43	3,495,000	3,751,917
Series 2013 B, 5% 8/15/38	2,000,000	2,215,380
Series 2014:
5% 7/1/22	870,000	945,847
5% 7/1/27	3,495,000	4,023,444
5% 10/1/45	2,500,000	2,810,350
5.25% 7/1/25	2,500,000	2,885,375
Series 2015 A:
5% 5/15/29	2,000,000	2,388,020
5% 5/15/30	1,000,000	1,190,490
Series 2015:
5% 7/1/24	100,000	115,235
5% 7/1/26	1,000,000	1,152,910
5% 7/1/27	1,000,000	1,149,770
5% 7/1/29	600,000	703,902
5% 8/15/29	2,000,000	2,329,440
5% 7/1/30	1,075,000	1,255,482
5% 7/1/31	2,200,000	2,550,240
5% 7/1/33	1,325,000	1,531,024
5% 7/1/34	1,200,000	1,384,512
5% 7/1/40	3,350,000	3,849,217
Series 2016 A:
4% 7/1/42	2,175,000	2,303,804
5% 7/1/35	1,500,000	1,736,700
5% 7/1/38	3,215,000	3,692,106
5.5% 1/1/31	1,500,000	1,818,015
Series 2016:
5% 6/1/26	300,000	360,573
5% 6/1/27	255,000	305,166
5% 6/1/28	310,000	368,767
5% 6/1/29	350,000	414,733
5% 7/1/31	500,000	596,375
5% 6/1/33	305,000	356,938
5% 6/1/36	250,000	291,060
Series 2017:
4% 7/1/42	2,845,000	3,113,027
5% 6/1/27	290,000	347,052
5% 6/1/31	425,000	500,064
5% 6/1/33	970,000	1,135,181
5% 6/1/35	600,000	699,990
5% 6/1/42	1,000,000	1,150,370
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,000,000	1,096,760
Series 2019 C:
5% 9/1/29	550,000	695,976
5% 3/1/30	700,000	883,386
5% 3/1/31	1,150,000	1,444,308
Maryland Stadium Auth. Rev.:
(Pub. Schools Construction and Revitalization Prog.):
Series 2016:
5% 5/1/30	1,715,000	2,056,371
5% 5/1/36	2,000,000	2,364,180
5% 5/1/41	1,000,000	1,168,020
Series 2018 A, 5% 5/1/36	1,580,000	1,931,139
Series 2016, 5% 5/1/46	1,000,000	1,160,560
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,380,153
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2017, 5% 7/1/30	3,000,000	3,729,840
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2016, 5% 12/1/45	2,500,000	2,906,175
Series A, 4% 11/1/33	3,000,000	3,544,140
Prince Georges County Ctfs. of Prtn. Series 2018, 5% 10/1/48	2,000,000	2,414,440
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 3.5% 11/1/26	1,825,000	1,833,943
Washington Suburban San. District Series 2016, 5% 6/1/36	5,000,000	5,981,250

TOTAL MARYLAND		216,355,445

TOTAL MUNICIPAL BONDS
(Cost $208,285,969)		219,147,917

Municipal Notes - 0.6%
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 D, 1.19% 12/2/19, LOC TD Banknorth, NA, VRDN (b)
(Cost $1,300,000)	1,300,000	1,300,000
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $209,585,969)		220,447,917
NET OTHER ASSETS (LIABILITIES) - 1.5%		3,378,720
NET ASSETS - 100%		$223,826,637

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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